Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of equity [line items]
Certificates of contribution, beginning balance	$ 841,285,576	$ 524,931,447
Increase in certificates of contribution during period	107,990,006	316,354,129
Certificates of contribution, ending balance	$ 949,275,582	$ 841,285,576